Trust Account and Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Trust Account and Fair Value Measurement

Note 4—Trust Account and Fair Value Measurement

In March 2023, the Trust Account’s investment in money market funds was transferred to cash and as such, at March 31, 2024 and December 31, 2023, the proceeds of the Trust Account were invested in cash. As such, the Company has no assets in the Trust Account that require fair value measurement.

Note 4—Trust Account and Fair Value Measurement

In March 2023, the Trust Account’s investment in money market funds was transferred to cash and as such, at December 31, 2023 the proceeds of the Trust Account were invested in cash. At December 31, 2022, the proceeds of the Trust Account were invested primarily in money market funds meeting certain conditions described in Note 1—Description of Organization, Business Operations and Liquidity—The Trust Account above.

On April 14, 2023, in connection with the amendment of the Company’s amended and restated memorandum and articles of association, the Company directed the Trust Account trustee to deliver approximately $187,475,000 to shareholders that requested redemption as discussed further in Note 1—Description of Organization, Business Operations and Liquidity—Extension of Time to Complete Business Combination, Related Redemptions of Class A Ordinary Shares and Related Matters.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2022 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. Since all of the Company’s permitted investments at December 31, 2022 consisted of money market funds that invest only in U.S. government treasury bills, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets or liabilities as follows:

Description	Quoted Prices in Active Markets December 31, 2022 (Level 1)
Assets:
Money market funds	$206,946,000